Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
December 31, 2024
ZMI-NPRT3-0325
1.9884229.107
Bond Funds - 72.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	75,254	726,956
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,925	36,297
Fidelity Series Corporate Bond Fund (a)	33,324	306,244
Fidelity Series Emerging Markets Debt Fund (a)	2,482	19,606
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	642	5,487
Fidelity Series Floating Rate High Income Fund (a)	407	3,662
Fidelity Series Government Bond Index Fund (a)	54,019	486,708
Fidelity Series High Income Fund (a)	426	3,672
Fidelity Series International Credit Fund (a)	15	124
Fidelity Series International Developed Markets Bond Index Fund (a)	20,901	181,422
Fidelity Series Investment Grade Bond Fund (a)	47,251	466,845
Fidelity Series Investment Grade Securitized Fund (a)	33,628	295,252
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,438	81,975
Fidelity Series Real Estate Income Fund (a)	371	3,642
TOTAL BOND FUNDS (Cost $2,695,243)		2,617,892

Domestic Equity Funds - 9.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,018	79,721
Fidelity Series Commodity Strategy Fund (a)	97	8,342
Fidelity Series Large Cap Growth Index Fund (a)	2,032	51,615
Fidelity Series Large Cap Stock Fund (a)	2,051	47,062
Fidelity Series Large Cap Value Index Fund (a)	6,024	98,257
Fidelity Series Small Cap Core Fund (a)	2,112	25,782
Fidelity Series Small Cap Opportunities Fund (a)	754	11,035
Fidelity Series Value Discovery Fund (a)	2,233	34,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $278,011)		356,428

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,618	25,372
Fidelity Series Emerging Markets Fund (a)	4,416	38,335
Fidelity Series Emerging Markets Opportunities Fund (a)	8,389	153,682
Fidelity Series International Growth Fund (a)	3,296	57,441
Fidelity Series International Index Fund (a)	1,858	22,021
Fidelity Series International Small Cap Fund (a)	3,256	52,750
Fidelity Series International Value Fund (a)	4,849	57,802
Fidelity Series Overseas Fund (a)	4,278	57,498
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $412,391)		464,901

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	4,102	40,940
Fidelity Series Treasury Bill Index Fund (a)	11,998	119,379
TOTAL SHORT-TERM FUNDS (Cost $159,027)		160,319

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $35,403)	4.58	35,404	35,404

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,580,075)	3,634,944
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	3,634,946

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	206,464	654,870	123,171	20,211	(1,312)	(9,895)	726,956	75,254
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,782	35,215	2,710	929	(23)	(1,967)	36,297	4,925
Fidelity Series Blue Chip Growth Fund	20,379	59,696	24,387	6,861	971	23,062	79,721	4,018
Fidelity Series Canada Fund	6,498	22,777	6,272	743	315	2,054	25,372	1,618
Fidelity Series Commodity Strategy Fund	7,304	36,194	25,119	1,029	(12,992)	2,955	8,342	97
Fidelity Series Corporate Bond Fund	91,525	271,322	53,452	8,694	6	(3,157)	306,244	33,324
Fidelity Series Emerging Markets Debt Fund	5,404	15,783	2,169	651	17	571	19,606	2,482
Fidelity Series Emerging Markets Debt Local Currency Fund	1,743	4,752	1,002	253	9	(15)	5,487	642
Fidelity Series Emerging Markets Fund	9,961	36,285	9,060	1,036	(3)	1,152	38,335	4,416
Fidelity Series Emerging Markets Opportunities Fund	39,979	146,351	42,364	3,103	417	9,299	153,682	8,389
Fidelity Series Floating Rate High Income Fund	1,035	3,199	588	208	-	16	3,662	407
Fidelity Series Government Bond Index Fund	133,827	433,080	62,732	10,171	(546)	(16,921)	486,708	54,019
Fidelity Series Government Money Market Fund	12,417	33,338	10,351	1,245	-	-	35,404	35,404
Fidelity Series High Income Fund	5,578	16,261	18,719	725	473	79	3,672	426
Fidelity Series International Credit Fund	58	77	-	5	-	(11)	124	15
Fidelity Series International Developed Markets Bond Index Fund	41,187	158,831	16,800	4,595	(17)	(1,779)	181,422	20,901
Fidelity Series International Growth Fund	16,302	51,046	15,767	2,330	232	5,628	57,441	3,296
Fidelity Series International Index Fund	6,172	19,317	5,106	637	(39)	1,677	22,021	1,858
Fidelity Series International Small Cap Fund	15,283	44,295	9,226	4,908	734	1,664	52,750	3,256
Fidelity Series International Value Fund	16,381	51,541	15,205	2,552	147	4,938	57,802	4,849
Fidelity Series Investment Grade Bond Fund	134,690	412,876	67,170	12,765	(579)	(12,972)	466,845	47,251
Fidelity Series Investment Grade Securitized Fund	88,833	270,149	51,861	8,747	(1,034)	(10,835)	295,252	33,628
Fidelity Series Large Cap Growth Index Fund	12,919	37,514	16,148	293	789	16,541	51,615	2,032
Fidelity Series Large Cap Stock Fund	13,680	39,684	15,323	3,421	1,013	8,008	47,062	2,051
Fidelity Series Large Cap Value Index Fund	24,453	86,483	21,670	2,821	457	8,534	98,257	6,024
Fidelity Series Long-Term Treasury Bond Index Fund	32,744	94,176	31,661	2,060	(4,557)	(8,727)	81,975	15,438
Fidelity Series Overseas Fund	16,341	48,363	14,285	1,256	47	7,032	57,498	4,278
Fidelity Series Real Estate Income Fund	1,004	3,221	468	153	(13)	(102)	3,642	371
Fidelity Series Short-Term Credit Fund	11,458	32,519	4,232	1,063	26	1,169	40,940	4,102
Fidelity Series Small Cap Core Fund	221	28,464	3,583	265	38	642	25,782	2,112
Fidelity Series Small Cap Opportunities Fund	6,050	21,532	19,498	1,079	2,180	771	11,035	754
Fidelity Series Treasury Bill Index Fund	36,616	103,365	20,520	3,651	(17)	(65)	119,379	11,998
Fidelity Series Value Discovery Fund	9,032	32,546	7,776	1,331	180	632	34,614	2,233
	1,031,320	3,305,122	718,395	109,791	(13,081)	29,978	3,634,944	391,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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